Intangible Assets (Details) - Schedule of amortization expense intangible assets	Dec. 31, 2021 USD ($)
Schedule Of Amortization Expense Intangible Assets Abstract
2022	$ 456,763
2023	456,763
2024	456,763
2025	456,763
2026	402,612
Total	$ 2,229,664